Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

		Fair Value		Notional Amount
		Dec 31,	Dec 31,	Dec 31,	Dec 31,
		2023	2022	2023	2022
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$164	$159	$82,873	$101,733
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,087	3	51,830	4,900
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(51)	(38)	21,168	16,751
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(657)	(1,640)	74,054	72,273
		$1,543	$(1,516)	$229,925	$195,657

Schedule of cash flow hedging instruments location in income statement

	Revenues		Cost of sales		Research and development, net		Selling, general and administrative		Financial (expenses) income, net		Other comprehensive income
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	U.S. $ in thousands
Line items in which effects of hedges are recorded	$627,598	$651,483	$360,574	$375,016	$94,425	$92,876	$260,179	$240,750	$(2,993)	$(229)	$5,739	$(4,047)
Foreign exchange contracts designated as hedging instrument	1,578	3,625	472	243	1,604	950	3,030	1,941	—	—	(1,797)	(1,566)
Foreign exchange contracts not designated as hedging instrument	—	—	—	—	—	—	—	—	(470)	(2,125)	—	—